Related Party Transactions - Related Party Balances Included in the Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Vessel revenue-related party pools	$ 242,502	$ 162,205	$ 78,402
Voyage expenses- related party	0	172	319
Vessel operating costs-related party	15,199	9,392	7,191
General and Administrative Expenses - related party	8,516	6,722	4,854
Gain (Loss) on Investments	(7,178)
Loss / write down on assets held for sale-related party	0	347	1,000
Kamsarmax pool
Related Party Transaction [Line Items]
Vessel revenue-related party pools	87,305	67,825	31,319
Ultramax pool
Related Party Transaction [Line Items]
Vessel revenue-related party pools	155,197	94,380	46,227
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Vessel revenue-related party pools		0	856
Voyage expenses- related party	0	172	319
General and Administrative Expenses - related party	45	108	43
Loss / write down on assets held for sale-related party	0	(147)
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Vessel operating costs-related party	13,361	9,379	7,191
General and Administrative Expenses - related party	99	0	0
Loss / write down on assets held for sale-related party	0	(200)	(500)
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
General and Administrative Expenses - related party	6,707	5,643	3,949
SUK
Related Party Transaction [Line Items]
General and Administrative Expenses - related party	1,665	971	862
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Gain (Loss) on Investments	(7,178)	0	0
Port Agent [Member]
Related Party Transaction [Line Items]
Vessel operating costs-related party	117	13	0
6411 Insurance Agents, Brokers and Service [Member]
Related Party Transaction [Line Items]
Vessel operating costs-related party	1,721	$ 0	0
Vessel Revenue Commissions
Related Party Transaction [Line Items]
Vessel revenue-related party pools	$ 0
Contract Termination | Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Loss / write down on assets held for sale-related party			$ (500)